Other Liabilities (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Summary of Other Liabilities

As at October 31 ($ millions)	2025	2024
Accrued interest	$6,856	$7,840
Lease liabilities (1)	2,955	2,982
Accounts payable and accrued expenses	9,151	8,133
Current tax liabilities	942	1,070
Deferred tax liabilities (Note 26)	1,414	1,397
Gold and silver certificates and bullion	757	578
Margin and collateral accounts	8,883	8,186
Segregated fund liabilities	1,007	1,231
Payables to brokers, dealers and clients	1,843	798
Provisions (Note 22)	668	411
Allowance for credit losses on off-balance sheet exposures (Note 12)	175	186
Pension liabilities (Note 27)	535	523
Other liabilities of subsidiaries and structured entities	22,665	22,104
Other	9,011	7,589
Total	$66,862	$63,028

(1)	Represents discounted value of lease liabilities.

Disclosure of Lease Payments To Be Made
The table below sets out a maturity analysis of undiscounted lease liabilities showing the lease payments to be made after the reporting date:

As at October 31 ($ millions)	2025	2024
Within 1 year	$393	$410
1 to 2 years	405	404
2 to 3 years	390	401
3 to 4 years	387	381
4 to 5 years	376	358
After 5 years	2,023	1,677
Total	$3,974	$3,631